Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties(1)	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(2)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties(1)	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(3)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2023	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,205,030	198,462	—	—	1,403,492	198,462	—	—
Trade accounts and other receivables from unrelated parties	3,389,314	—	—	81,899	3,471,213	—	—	—
Accounts receivable from related parties	165,299	—	—	—	165,299	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,990	1,990	—	1,990	—
Derivatives - not designated as hedging instruments	—	20,295	—	—	20,295	—	20,295	—
Equity investments	—	82,072	71,110	—	153,182	48,888	72,292	32,002
Debt securities	—	80,145	341,074	—	421,219	421,219	—	—
Other financial assets(2)	146,748	—	—	112,322	259,070	—	—	—
Other current and non-current assets	146,748	182,512	412,184	114,312	855,756	—	—	—
Financial assets	4,906,391	380,974	412,184	196,211	5,895,760	—	—	—

Accounts payable to unrelated parties	762,068	—	—	—	762,068	—	—	—
Accounts payable to related parties	123,081	—	—	—	123,081	—	—	—
Short-term debt	456,904	—	—	—	456,904	—	—	—
Long-term debt	7,447,562	—	—	—	7,447,562	5,972,767	767,328	—
Lease liabilities	—	—	—	4,145,946	4,145,946	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,315	4,315	—	4,315	—
Derivatives - not designated as hedging instruments	—	4,890	—	—	4,890	—	4,890	—
Variable payments outstanding for acquisitions	—	35,751	—	—	35,751	—	—	35,751
Put option liabilities	—	—	—	1,372,008	1,372,008	—	—	1,372,008
Other financial liabilities(3)	974,252	—	—	—	974,252	—	—	—
Other current and non-current liabilities	974,252	40,641	—	1,376,323	2,391,216	—	—	—
Financial liabilities	9,763,867	40,641	—	5,522,269	15,326,777	—	—	—
(1)	In 2024, trade accounts and other receivables from unrelated parties as well as accounts payable to unrelated parties no longer include insurance and reinsurance contract receivables (liabilities) recorded in accordance with IFRS 17, Insurance Contracts, which are presented in note 5 as such receivables and liabilities are not within the scope of IFRS 7, Financial Instruments: Disclosures.
(2)	As of December 31, 2024, other financial assets primarily include receivables for royalty payments from one of the Company’s equity investments, lease receivables, receivables related to consent agreement on certain pharmaceuticals, deposits, guarantees, securities, notes receivable, receivables from sale of investments as well as vendor and supplier rebates. As of December 31, 2023, other financial assets primarily include lease receivables, deposits, guarantees, securities, receivables from sale of investments, vendor and supplier rebates as well as notes receivable.
(3)	As of December 31, 2024 and 2023, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of equity investment at FVOCI

Equity investments measured at FVOCI
in € THOUS
	2024	2023

Listed equity investments	—	—
Non-listed equity investments	66,787	71,110
Equity investments FVOCI	66,787	71,110

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2024					2023			2022
		Variable		Other			Variable			Variable
		payments		financial assets			payments			payments
	Equity	outstanding for	Put option	measured		Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	at FVPL (1)		investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—		42,793	37,846	1,468,517	50,679	47,690	992,423
Increase	3,085	86	8,127	41,225		4,833	5,232	31,050	2,804	46	646,271
Decrease	—	(23,472)	(71,990)	(2,292)		—	(3,603)	(42,490)	—	(6,499)	(7,026)
Reclassifications	—	—	—	90,457	(2)	—	—	—	—	—	—
Gain / loss recognized in profit or loss(3)	(7,773)	(4,796)	—	4,987		(14,340)	(3,366)	—	(13,968)	(3,904)	—
Gain / loss recognized in equity	—	—	(91,987)	—		—	—	(28,034)	—	—	(180,431)
Foreign currency translation and other changes	1,840	364	82,959	7,887		(1,284)	(358)	(57,035)	3,278	513	17,280
Ending balance at December 31,	29,154	7,933	1,299,117	142,264		32,002	35,751	1,372,008	42,793	37,846	1,468,517
(1)	Other financial assets measured at FVPL consist of receivables from licensing agreements and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously reported as a non-financial asset and were revised as of December 31, 2024.
(3)	Includes realized and unrealized gains / losses.

Reconciliation of derivatives embedded in vPPAs
in € THOUS	2024
Derivatives embedded in
the vPPAs - Liabilities
Beginning balance at January 1,	—
Settlements	460
Gain (loss) recognized in profit or loss (1)	(24,959)
Foreign currency translation and other changes	(895)
Ending balance at December 31,	(25,394)
(1)	Includes realized and unrealized gains / losses.

Schedule of sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € THOUS
Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,774	(26,761)	(2,540)	2,540	2,247	(2,507)

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2024:

Significant currency pairs
in € THOUS
	Nominal	Average
	amount	hedging rate

EUR/USD	1,785,983	1.0670
EUR/CNY	189,035	7.7718
EUR/GBP	77,499	0.8467

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation
in € THOUS
	2024		2023
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	4,362	(15,388)	1,990	(4,315)

Non-current
Foreign exchange contracts	—	—	—	—
Derivatives in cash flow hedging relationships	4,362	(15,388)	1,990	(4,315)

Current
Foreign exchange contracts	19,726	(26,471)	16,603	(4,890)

Non-current
Foreign exchange contracts	1,727	(144)	3,692	—
Derivatives embedded in vPPAs	—	(25,394)	—	—
Derivatives not designated as hedging instruments	21,453	(52,009)	20,295	(4,890)

Schedule of effect of derivatives in cash flow hedging relationships on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2024

Foreign exchange contracts	(7,159)	(895)	Interest income/expense	1,318	—
			thereof:
			Revenue	(1,840)	2,641
			Costs of revenue	(5,136)	300
Total	(7,159)	(895)		(5,658)	2,941

For the year ended December 31, 2023
Foreign exchange contracts	2,787	(3,547)	Interest income/expense	1,319	—
			thereof:
			Revenue	(500)	838
			Costs of revenue	(7,912)	1,538
Total	2,787	(3,547)		(7,093)	2,376

Schedule of effect of derivatives not designated as hedging instruments on consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2024	2023

Foreign exchange contracts	Other operating income/expense	49,806	(57,083)
Foreign exchange contracts	Interest income/expense	9,984	14,748
Derivatives embedded in vPPAs	Other operating income/expense	24,959	—
Derivatives not designated as hedging instruments		84,749	(42,335)

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2024
Non-Derivatives
Accounts payable to unrelated parties	904,278	378	—	—
Accounts payable to related parties	80,044	—	—	—
Other financial liabilities	937,181	365	363	13,324
Short-term debt	2,099	—	—	—
Bonds	638,721	2,906,524	1,128,390	2,460,076
Other long-term debt	46,220	81,585	242,992	3,564
Lease liabilities (1)	783,791	1,476,278	1,067,295	1,408,652
Variable payments outstanding for acquisitions	1,127	4,986	157	1,739
Put option liabilities	807,207	402,667	90,460	24,902
	4,200,668	4,872,783	2,529,657	3,912,257

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(371,514)	—	—	—
Outflow	388,522	—	—	—
	17,008	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(1,774,151)	(16,598)	(4,747)	(18,954)
Outflow	1,818,926	19,182	11,401	52,269
	44,775	2,584	6,654	33,315

Total	4,262,451	4,875,367	2,536,311	3,945,572

2023
Non-Derivatives
Accounts payable to unrelated parties	762,068	427	—	—
Accounts payable to related parties	123,081	—	—	—
Other financial liabilities	973,824	—	—	—
Short-term debt	456,904	—	—	—
Bonds	514,786	2,632,933	930,793	3,440,274
Accounts receivable facility (2)	23,411	—	—	—
Other long-term debt	65,910	445,622	35,786	201,263
Lease liabilities (1)	751,688	1,414,781	1,081,025	1,507,220
Variable payments outstanding for acquisitions	11,085	20,630	—	4,410
Put option liabilities	681,442	481,365	285,584	117,787
Letters of credit	25,640	—	—	—
	4,389,839	4,995,758	2,333,188	5,270,954

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(284,439)	—	—	—
Outflow	288,111	—	—	—
	3,672	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(324,009)	—	—	—
Outflow	330,513	—	—	—
	6,504	—	—	—

Total	4,400,015	4,995,758	2,333,188	5,270,954
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to the end of the respective reporting period.